Bank Loan Payables - Schedule of Bank Loan Payables Represented Amount Due to Various Banks (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Bank Loan Payables Represented Amount Due to Various Banks [Line Items]
Total bank loan payables (current and non-current)	$ 28,639	$ 117,345
WeBank Co., Ltd. (“WeBank”) [Member]
Schedule of Bank Loan Payables Represented Amount Due to Various Banks [Line Items]
Total bank loan payables (current and non-current)	5,654	39,547
Xinwang Bank [Member]
Schedule of Bank Loan Payables Represented Amount Due to Various Banks [Line Items]
Total bank loan payables (current and non-current)	18,343	32,006
Guangdong Nanyue Bank Co., Ltd. (“Nanyue Bank”) [Member]
Schedule of Bank Loan Payables Represented Amount Due to Various Banks [Line Items]
Total bank loan payables (current and non-current)		17,981
China Minsheng Bank Corp., Ltd. (“Minsheng Bank”) [Member]
Schedule of Bank Loan Payables Represented Amount Due to Various Banks [Line Items]
Total bank loan payables (current and non-current)	$ 4,642	$ 27,811